Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash held in the Trust Account		$ 79,000	$ 345,047,000	$ 79,000
Federal depository insurance coverage		$ 250,000
Net asset per value (in Dollars per share)		$ 1.00		$ 1.00
OtherOfferingCosts	$ 19,700,000
Other Underwriting Expense	12,100,000
Public warrants		17,250,000	17,250,000	17,250,000
Private placement warrants outstanding		9,900,000	9,900,000	9,900,000
OfferingCosts	18,700,000
Offering Cost Charged Expenses	$ 1,000,000
Increase in the fair value of derivative warrant liabilities		$ 16,200,000
Financing costs incurred on derivative liabilities		$ 1,000,000.0
Class A common stock
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock subject to possible redemption (in Shares)		28,726,659	27,043,141	28,726,659
Purchase of common shares (in Shares)		27,150,000		27,150,000
Investment income earned on the trust account		$ 10,000
Investment income earned		10,000
General and administration expenses		688,000
Franchise taxes		11,000
OfferingCosts		0
Class B common stock
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net loss of weighted average		17,800,000
OfferingCosts		$ 0